Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plans
Change in projected benefit obligation
Projected benefit obligation, beginning of year	CAD 241,963	CAD 178,113
Projected benefit obligation assumed from business combination	0	1,022
Modifications to pension plan	(4,995)	(560)
Service cost	6,663	4,828
Interest cost	9,642	8,549
Actuarial loss (gain)	(16,098)	39,704
Contributions from retirees	0	0
Benefits paid	(13,024)	(8,125)
Loss on foreign exchange	45,231	18,432
Projected benefit obligation, at end of year	269,382	241,963
Change in plan assets
Fair value of plan assets, beginning of year	156,990	139,280
Actual return (loss) on plan assets	(5,657)	6,568
Employer contributions	7,975	5,676
Benefits paid	(12,589)	(7,414)
Gain on foreign exchange	29,453	12,880
Fair value of plan assets, end of year	176,172	156,990
Unfunded status	(93,210)	(84,973)
Current liabilities	(470)	0
Non-current liabilities	(92,740)	(84,973)
Net amount recognized	(93,210)	(84,973)
Other Postretirement Benefit Plans, Defined Benefit
Change in projected benefit obligation
Projected benefit obligation, beginning of year	68,257	45,399
Projected benefit obligation assumed from business combination	0	0
Modifications to pension plan	0	0
Service cost	3,093	2,022
Interest cost	2,914	2,186
Actuarial loss (gain)	(8,466)	14,893
Contributions from retirees	412	331
Benefits paid	(2,447)	(1,586)
Loss on foreign exchange	12,802	5,012
Projected benefit obligation, at end of year	76,565	68,257
Change in plan assets
Fair value of plan assets, beginning of year	14,295	13,395
Actual return (loss) on plan assets	20	1,176
Employer contributions	3,028	(222)
Benefits paid	(2,036)	(1,255)
Gain on foreign exchange	2,842	1,201
Fair value of plan assets, end of year	18,149	14,295
Unfunded status	(58,416)	(53,962)
Current liabilities	(1,062)	(333)
Non-current liabilities	(57,354)	(53,629)
Net amount recognized	CAD (58,416)	CAD (53,962)